Document and Entity Information	Feb. 20, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001015780
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	E*TRADE Financial Corporation
Entity File Number	1-11921
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-2844166
Entity Address, Address Line One	671 N. Glebe Road
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	(646)
Local Phone Number	521-4340
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock - $0.01 par value per share
Trading Symbol	ETFC
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ